Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of Long-term Investments

Long-term investments are comprised of:

	December 31, 2014	December 31, 2013
Equity method investments	4,866	7,604
Other	1,276	—

Total investments in related parties	6,142	7,604
Available-for-sale securities	39	374
Cost method investments	2,812	8,393
Other	1,209	6,020

Total other long-term investments	4,060	14,787

Total long-term investments	10,202	22,391

Schedule of Equity Method Investments

Equity method investments are comprised of:

	Percent voting shares held at		Investment carrying value at
Investee	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Mechel Somani Carbon (Mining segment)	51%	51%	701	535
TPTU (Mining segment)	40%	40%	2,754	4,451
TRMZ (Mining segment)	25%	25%	1,411	2,401
BWS Bewehrungsstahl GmbH (Steel segment)	—	36%	—	217

Total equity method investments			4,866	7,604

Summarized Information on Equity Method Investees, Income Data

Summarized financial information on equity method investees as of December 31, 2014, 2013 and 2012 and for the years then ended is as follows:

Income data	2014	2013	2012
Revenues and other income	36,708	116,967	57,268
Operating income	1,144	17,508	3,664
Net income	480	12,051	2,101

Summarized Information on Equity Method Investees, Balance Sheet Data

Balance sheet data	At December 31, 2014	At December 31, 2013
Current assets	14,244	24,619
Non-current assets	5,485	9,520
Current liabilities	5,394	10,824
Non-current liabilities	376	623

Schedule of Movements in Equity Method Investments

The following table shows movements in the equity method investments:

December 31, 2011	8,150

Investment in BWS Bewehrungsstahl GmBH	408
Disposal of RIKT	(822)
Translation difference	379
Dividends	(737)
Share in net income	475

December 31, 2012	7,853
Investment in Port Vanino	639,082
Disposal of Port Vanino	(642,389)
Effect of consolidation of former associate	(24)
Translation difference	(507)
Dividends	—
Share in net income	3,589

December 31, 2013	7,604

Disposal of BWS Bewehrungsstahl GmBH	(43)
Translation difference	(2,971)
Dividends	—
Share in net income	276

December 31, 2014	4,866

Available-for-Sale Securities

Investments in available-for-sale securities were as follows as of December 31, 2014:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	55	39	—	(16)

Total available-for-sale securities	55	39	—	(16)

Investments in available-for-sale securities were as follows as of December 31, 2013:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	1,683	374	—	(1,309)

Total available-for-sale securities	1,683	374	—	(1,309)